Acquisitions - Narrative (Details) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 31, 2018	Nov. 01, 2017	Apr. 06, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
J&S and Pure Rooms [Member]
Business Acquisition [Line Items]
Non-recurring transaction costs				$ 304,000	$ 304,000	$ 1,000,000	$ 170,000
J&S [Member]
Business Acquisition [Line Items]
Voting interests acquired		85.00%
Consideration transferred	$ 25,435,000	$ 25,435,000
Cash and cash on hand from loan		19,200,000
Cash	9,176,000	9,176,000
Term loan	10,000,000	$ 10,000,000
Equity interest issued (in shares)		70,318
Equity interest issued, value assigned		$ 4,300,000
Term to determine share price		30 days
Share price (in dollars per share)		$ 60.44
Equity consideration	5,100,000	$ 5,100,000
Contingent consideration	1,200,000	1,196,000
Fair value of Ashford Inc. common stock	$ 5,063,000	5,063,000
Goodwill expected tax deductible		$ 9,900,000
Revenue included in results since acquisition date				23,300,000		9,200,000
Net loss included in results since acquisition date				(2,100,000)		657,000
Pure Rooms [Member]
Business Acquisition [Line Items]
Voting interests acquired			70.00%
Cash			$ 97,000
Fair value of net assets and liabilities			532,000
Equity consideration			425,000
Goodwill expected tax deductible			547,000
Revenue included in results since acquisition date				630,000		2,100,000
Net loss included in results since acquisition date				90,000		(78,000)
Pure Rooms [Member] | Series A Units [Member]
Business Acquisition [Line Items]
Equity consideration			$ 42,000
Noncontrolling interest percentage			30.00%
Pure Rooms [Member] | Series B-1 Units [Member]
Business Acquisition [Line Items]
Equity consideration			$ 181,000
Noncontrolling interest percentage			100.00%
Pure Rooms [Member] | Series B-2 Units [Member]
Business Acquisition [Line Items]
Equity consideration			$ 202,000
Equity interests redeemed				$ 200,000		$ 200,000
Noncontrolling interest percentage			50.00%